UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00630
Van Kampen Enterprise Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 3/31/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 98.8%
Air Freight & Logistics 4.5%
C.H. Robinson Worldwide, Inc.	244,054	$11,131,303
Expeditors International of Washington, Inc.	548,341	15,512,567

		26,643,870

Biotechnology 3.0%
Illumina, Inc. (a)	472,037	17,578,657

Casinos & Gaming 1.5%
Wynn Resorts Ltd. (a)	450,015	8,986,800

Communications Equipment 7.4%
Cisco Systems, Inc. (a)	900,579	15,102,710
QUALCOMM, Inc.	392,197	15,260,385
Research In Motion Ltd. (Canada) (a)	300,613	12,947,402

		43,310,497

Computer Hardware 5.8%
Apple, Inc. (a)	321,468	33,792,716

Construction Materials 2.9%
Cemex SAB de CV — ADR (Mexico) (a)	816,063	5,100,394
Martin Marietta Materials, Inc.	149,061	11,820,537

		16,920,931

Consumer Finance 3.9%
American Express Co.	444,614	6,060,089
Redecard SA (Brazil)	1,416,720	17,130,723

		23,190,812

Data Processing & Outsourced Services 5.0%
MasterCard, Inc., Class A	129,296	21,654,494
Visa, Inc., Class A	139,548	7,758,869

		29,413,363

Distributors 2.9%
Li & Fung Ltd. (Bermuda)	7,192,000	16,893,308

Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value
Diversified Commercial & Professional Services 0.6%
Corporate Executive Board Co.	258,126	$3,742,827

Electrical Components & Equipment 1.0%
First Solar, Inc. (a)	43,172	5,728,924

Fertilizers & Agricultural Chemicals 6.3%
Monsanto Co.	441,946	36,725,713

Health Care Equipment 0.8%
Intuitive Surgical, Inc. (a)	50,350	4,801,376

Health Care Supplies 1.0%
Gen-Probe, Inc. (a)	124,113	5,657,071

Human Resource & Employment Services 0.5%
Monster Worldwide, Inc. (a)	335,873	2,737,365

Internet Retail 7.8%
Amazon.com, Inc. (a)	622,425	45,710,892

Internet Software & Services 12.4%
Baidu, Inc. — ADR (Cayman Islands) (a)	59,008	10,420,813
eBay, Inc. (a)	693,985	8,716,452
Google, Inc., Class A (a)	100,012	34,810,177
Tencent Holdings Ltd. (Cayman Islands)	2,121,800	15,765,302
Yahoo!, Inc. (a)	229,418	2,938,844

		72,651,588

Multi-Line Insurance 1.3%
Loews Corp.	342,798	7,575,836

Multi-Sector Holdings 2.4%
Leucadia National Corp. (a)	930,754	13,858,927

Oil & Gas Exploration & Production 8.3%
Southwestern Energy Co. (a)	657,538	19,522,303

Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value
Oil & Gas Exploration & Production (continued)
Ultra Petroleum Corp. (Canada) (a)	817,322	$29,333,687

		48,855,990

Other Diversified Financial Services 1.6%
BM&F BOVESPA SA (Brazil) (a)	3,187,881	9,660,870

Pharmaceuticals 1.6%
Allergan, Inc.	202,367	9,665,048

Property & Casualty Insurance 2.7%
Berkshire Hathaway, Inc., Class B (a)	5,719	16,127,580

Publishing 0.5%
McGraw-Hill Cos.,Inc.	122,217	2,795,103

Real Estate Management & Development 3.9%
Brookfield Asset Management, Inc., Class A (Canada)	1,642,736	22,636,902

Restaurants 2.5%
Starbucks Corp. (a)	1,330,584	14,782,788

Specialized Finance 2.4%
CME Group, Inc.	57,673	14,210,050

Systems Software 0.8%
VMware, Inc., Class A (a)	194,926	4,604,152

Wireless Telecommunication Services 3.5%
America Movil SAB de CV, Ser L — ADR (Mexico)	443,515	12,010,386
China Mobile Ltd. — ADR (China)	194,605	8,469,210

		20,479,596

Total Long-Term Investments 98.8%
(Cost $570,665,028)		579,739,552

Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued

Description	Value
Repurchase Agreements 1.4%
Banc of America Securities ($452,537 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.10%, dated 03/31/09, to be sold on 04/01/09 at $452,538)	$452,537
Citigroup Global Markets, Inc. ($4,525,372 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.13%, dated 03/31/09, to be sold on 04/01/09 at $4,525,388)	4,525,372
Citigroup Global Markets, Inc. ($2,172,178 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $2,172,187)	2,172,178
JPMorgan Chase & Co. ($1,357,612 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.14%, dated 03/31/09, to be sold on 04/01/09 at $1,357,617)	1,357,612
State Street Bank & Trust Co. ($23,301 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/09, to be sold on 04/01/09 at $23,301)	23,301

Total Repurchase Agreements 1.4%
(Cost $8,531,000)	8,531,000

Total Investments 100.2%
(Cost $579,196,028)	588,270,552

Liabilities in Excess of Other Assets (0.2%)	(1,436,944)

Net Assets 100.0%	$586,833,608

Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $32,658,610.
Percentages are calculated as a percentage of net assets.
(a) Non-income producing security.
ADR — American Depositary Receipt
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and

Van Kampen Enterprise Fund
Portfolio of Investments ■ March 31, 2009 (Unaudited) continued
(2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$547,080,942
Level 2 - Other Significant Observable Inputs	41,189,610
Level 3 - Significant Unobservable Inputs	-0-

Total	$588,270,552

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Enterprise Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 19, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 19, 2009